FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: JUNE 30, 2001

                          Check here if Amendment [ ]:

                        This Amendment (Check only one):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


          Name:     Atlantic Investment Management, Inc.
                    ------------------------------------------------------------

          Address:  750 Lexington Avenue, 16th Floor, New York, NY  10022
                    ------------------------------------------------------------



                          Form 13F File Number: 28-7850
                         ------------------------------
        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the
         person signing the report is authorized to submit it, that all information contained herein is true,
                      correct and complete, and that it is
                       understood that all required items,
                    statements, schedules, lists, and tables,
                        are considered integral parts of
                                   this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Alexander J. Roepers

Title:        President

Phone:        212-688-6644

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                New York, NY            August 14, 2001
    ----------------------             ---------------        ------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      1

Form 13F Information Table Value Total:      $38 (thousands)


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:             None

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
Column 1               Column 2         Column 3    Column 4              Column 5         Column 6    Column 7      Column 8
Name of Issuer         Title of Class   CUSIP        Value      Shares    SH/PRN    Put/   Invest-     Other          Voting
                                                    (x$1000)   or Prin.             Call   ment        Mana-         Authority
                                                                  Amt.                     Discretion  gers     Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------

Applied Matls Inc.      Put             038222955   $   38     50,000               Put    Sole                 50,000
